Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Total	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Nov. 26, 2024
Beginning Balance (in Shares) at Nov. 26, 2024
Class B Ordinary Shares issued to Sponsor (in Shares)			5,750,000
Class B Ordinary Shares issued to Sponsor	$ 25,000		$ 575	$ 24,425
Net loss	(18,571)				$ (18,571)
Ending Balance at Dec. 31, 2024	6,429		$ 575	24,425	(18,571)
Ending Balance (in Shares) at Dec. 31, 2024			5,750,000
Sale of Private Placement Warrants	4,500,000			4,500,000
Fair Value of Public Warrants at issuance	2,185,000			2,185,000
Allocated value of transaction costs to Class A Ordinary Shares	(84,264)			(84,264)
Accretion for Class A Ordinary Shares to redemption amount	(11,691,817)			(6,625,161)	(5,066,656)
Net loss	(6,303,763)				(6,303,763)
Ending Balance at Mar. 31, 2025	(11,388,415)		$ 575		(11,388,990)
Ending Balance (in Shares) at Mar. 31, 2025			5,750,000
Beginning Balance at Dec. 31, 2024	6,429		$ 575	24,425	(18,571)
Beginning Balance (in Shares) at Dec. 31, 2024			5,750,000
Sale of Private Placement Warrants	4,500,000			4,500,000
Fair Value of Public Warrants at issuance	2,185,000			2,185,000
Allocated value of transaction costs to Class A Ordinary Shares	(84,264)			(84,264)
Accretion for Class A Ordinary Shares to redemption amount	(18,866,179)			(6,625,161)	(12,241,018)
Net loss	(16,495,381)				(16,495,381)
Ending Balance at Dec. 31, 2025	(28,754,395)		$ 575		(28,754,970)
Ending Balance (in Shares) at Dec. 31, 2025			5,750,000
Accretion for Class A Ordinary Shares to redemption amount	(2,101,884)				(2,101,884)
Net loss	(129,303)				(129,303)
Ending Balance at Mar. 31, 2026	$ (30,985,582)		$ 575		$ (30,986,157)
Ending Balance (in Shares) at Mar. 31, 2026			5,750,000